SCHEDULE OF FAIR VALUE OF WARRANTS IN SERVICES (Details) - $ / shares								1 Months Ended
	Jan. 31, 2022	Aug. 31, 2021	Apr. 15, 2021	Jan. 12, 2021	Jan. 06, 2021	Aug. 20, 2020	May 29, 2020	Jul. 31, 2020	May 31, 2020	Apr. 30, 2020
IfrsStatementLineItems [Line Items]
Exercise price, share options granted	$ 8.0	$ 4.9	$ 7.9	$ 0.79	$ 0.5	$ 15.5
Risk free interest rate, share options granted	0.97%	0.30%	0.35%		(0.01%)	0.15%
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Weighted average share price, share options granted							$ 1.75	$ 8.3	$ 2.8	$ 1.8
Exercise price, share options granted							$ 0.4	$ 14	$ 2.8	$ 0.5
Vesting periods								Fully vested	50% of these warrants shall only vest if the 5-day VWAP of the Company exceeds a 100% premium to the Exercise Price, and the remainder shall only vest if the 5-day VWAP of the Company exceeds a 200% premium to the Exercise Price (conditions have been met)	Fully vested
Risk free interest rate, share options granted							25.00%	0.68%	0.95%	0.22%
Expected volatility, share options granted							79.60%	88.10%	79.60%	82.40%
[custom:ExpectedLifeOfWarrants]							3 years	2 years	3 years	5 years